Related Party Transactions - Schedule of Due to a Related Party (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Due to a Related Party [Line Items]
Due to a related party	$ 1,076,516	$ 344,235
Qiaoling Lu [Member]
Schedule of Due to a Related Party [Line Items]
Due to a related party	$ 1,076,516	$ 344,235